Equity Method Investments And Variable Interest Entities (Consolidated Summarized Financial Information) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 3,107	$ 2,655
Noncurrent assets	3,250	3,003
Total assets	6,357	5,658
Current liabilities	2,006	1,657
Noncurrent liabilities	3,508	3,148
Total liabilities	$ 5,514	$ 4,805